RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Apr. 30, 2015	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Accounts payable and accrued liabilities	$ 1,644,274			$ 1,644,274		$ 910,251	$ 270,525
Loans from related parties current portion	79,537			79,537		89,000	$ 37,000
Investment in tenant improvements				(335,063)	$ (630,669)	(533,252)
Professional Fees	43,069	$ 146,807		511,637	$ 527,201	862,439	$ 1,000,133
COO
Salary compensation	160,000			160,000
Professional Fees	40,000			123,333
Manager
Salary compensation	160,000			160,000
Professional Fees	26,667			116,666
CEO
Salary compensation	160,000			160,000
Professional Fees	26,667			116,666
Dynamic
Accounts payable and accrued liabilities	9,000			9,000
Investment in tenant improvements			$ 43,535	$ 52,535		$ 401,289
Debt Settlement
Date of Debt Instrument				May 19, 2015
Accounts payable and accrued liabilities	$ 89,000			$ 89,000
Promissory Note Settlement
Date of Debt Instrument				May 20, 2015
Debt Instrument, Interest Rate				16.00%
Debt Instrument, Maturity Date				Sep. 01, 2018
Bluechip
Monthly Consulting Fee				$ 8,000
Professional Fees				55,000
CFO
Monthly Consulting Fee				5,500
Monthly Additional Fee				$ 200